Deferred Share Units (Tables)	6 Months Ended
May 31, 2019
Deferred Share Units [Abstract]
Schedule of share-based compensation, restricted stock units award activity

	Three months ended				Six months ended
	May 31, 2019		May 31, 2018		May 31, 2019		May 31, 2018
	$	shares	$	shares	$	shares	$	shares
Additional paid in capital	-	-	-	-	-	-	7,565	8,660
Accrued liability	-	-	-	-	-	-	-	-